Related-party Transactions (Details 6) - TWD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Other payables due to related parties (including equipment payable)		$ 24,438	$ 27,341
Associates [member]
Other payables due to related parties (including equipment payable)	[1]	9,009	16,218
Joint ventures [member]
Other payables due to related parties (including equipment payable)		292	406
Others [member]
Other payables due to related parties (including equipment payable)	[1]	$ 15,137	$ 10,717

[1]	In May 2015, the Company ceased having significant influence over Qisda, as such Qisda was no longer an associate. However, Qisda and its subsidiaries still remained as a related party and the related transaction amounts starting from June 2015 are included in the “Others” category.